Operating Segment and Revenue Information - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of major customers [line items]
Revenue from contracts with customers	¥ 4,505,720	¥ 4,581,551	¥ 4,263,762
Revenue that was included in contract liability balance at beginning of period	22,532	5,634	5,526
Revenue from performance obligations satisfied or partially satisfied in previous periods	108,267	97,560	80,794
Cencora Group | Customer risk concentration, net sales
Disclosure of major customers [line items]
Revenue from contracts with customers	470,295	577,017	579,065
McKesson Group | Customer risk concentration, net sales
Disclosure of major customers [line items]
Revenue from contracts with customers	¥ 539,890	¥ 592,323	578,767
Cardinal Health Group | Customer risk concentration, net sales
Disclosure of major customers [line items]
Revenue from contracts with customers			¥ 436,951